UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 5/31/15

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Roosevelt Multi-Cap Fund

Semi-Annual Report

May 31, 2015

Fund Adviser:

The Roosevelt Investment Group, Inc.

730 Third Avenue

23rd Floor

New York, NY 10017

Toll Free: (877) 322-0576

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE – (Unaudited)

For the six month period ended May 31, 2015, the Roosevelt Multi-Cap Fund (“Fund”) produced total returns of 3.36% for the Investor Class and 3.53% for the Institutional Class. The Fund modestly underperformed relative to the 3.67% total return of the Russell 3000 Index, its primary benchmark, and outperformed the 2.97% total return of the Standard & Poor’s 500 Index for the same period. Our most challenged area was the Industrials space. Kansas City Southern was our weakest Industrials holding and the primary reason for the Fund’s underperformance in this sector, declining 23.5% over this period. We believe that the stock was hurt by disappointing management guidance in part due to foreign exchange headwinds and weak demand from the company’s energy customers. The Fund also lagged in the Financials sector. Discover Financial Services was our poorest performer in this space, as the company’s first quarter earnings missed consensus estimates and its 2015 guidance for expenses and credit provisioning was higher than expected. Regarding Kansas City Southern, while carload volumes have continued to deteriorate, we believe the current share price discounts an overly bearish scenario, and we continue to hold the stock. Conversely, in the case of Discover Financial, we believe the company’s market share gains in credit card lending are beginning to moderate, as Discover card spending grows at a slower rate than peers while a new product launch addresses a smaller market opportunity than existing products. We have therefore reduced our position size.

The Fund fared well in the Information Technology space, significantly outperforming the benchmark’s gain. NXP Semiconductors was our best holding in this area, as the stock gained 44%. We believe that investors welcomed the news of the company’s acquisition of Freescale Semiconductors, in part due to the potential for significant cost and revenue synergies which may be extracted from the new combination. The Fund also outperformed in the Health Care sector. Mallinckrodt gained over 40% during this period and was our best performing Health Care stock. The company recently announced the $2.3 billion acquisition of Ikaria, a provider of neonatal intensive care treatments, as well as a sizeable share repurchase authorization.

Overall, we maintain a positive outlook on the market. We continue to believe that improving economic conditions will drive increased consumption and higher corporate profits. We are also encouraged that the labor market has rebounded strongly following a weak start to the year that now appears to have been an aberration. Our belief is that this positive trend will continue, in part due to our expectation that the Energy sector will be less of a drag on employment moving forward. We have been keeping a close eye on rig counts, and while they continue to decline, the pace has moderated substantially.

Those with bearish views on the market cite valuations which are above historic averages. While it is true that the market price to earnings (PE) ratio is extended, it is not to a point that has us overly concerned, particularly in light of still very low interest rates, even after the recent run-up. All else equal, PE ratios are typically elevated when interest rates are low. Many investors are understandably concerned with how stocks will fare when the Federal Reserve begins to tighten policy. We think the market can remain resilient in the face of this campaign, particularly if the Fed is true to its word and acts in a measured, data-dependent fashion.

1

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(for the periods ended May 31, 2015)

			Average Annual Returns
	Six Months	One Year	Five Years	Ten Years
Roosevelt Multi-Cap Fund – Investor Class	3.36%	9.44%	10.55%	7.67%
Russell 3000® Index**	3.67%	11.86%	16.54%	8.41%
S&P 500® Index**	2.97%	11.81%	16.54%	8.12%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 30, 2015, were 1.21% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of May 31, 2015 can be found in the financial highlights.

Total Returns*

(for the periods ended May 31, 2015)

			Average Annual Returns
	Six Months	One Year	Five Years	Ten Years
Roosevelt Multi-Cap Fund – Institutional Class (a)	3.53%	9.74%	10.86%	7.95%
Russell 3000® Index**	3.67%	11.86%	16.54%	8.41%
S&P 500® Index**	2.97%	11.81%	16.54%	8.12%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 30, 2015, were 0.96% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of May 31, 2015 can be found in the financial highlights.

(a)

The Institutional Class commenced operations on October 16, 2012. This performance reflects the Fund’s Investor Class for periods prior to October 16, 2012. Unlike Institutional Class shares, Investor Class shares bear a 12b-1 fee of 0.25%. This difference is reflected in the performance information. Accordingly, had the Institutional Class of the Fund been operational for periods prior to October 16, 2012, the performance information would have been different as a result of lower annual operating expenses.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index and the Russell 3000® Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. These indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

2

Comparison of the Growth of a $10,000 Investment in the Roosevelt Multi-Cap Fund – Investor Class,

the Russell 3000 Index®, and the S&P 500® Index (Unaudited)

The graph shows the value of a hypothetical initial investment of $10,000 in the Investor Class of the Fund, the Russell 3000® Index, and the S&P 500® Index on May 31, 2005 and held through May 31, 2015. The performance of the Institutional Class of the Fund’s shares will be greater than or less than the line shown based on the differences in fees paid by shareholders investing in the different classes. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 3000® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

3

FUND HOLDINGS—(Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Roosevelt Multi-Cap Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE—(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4

SUMMARY OF FUND’S EXPENSES—(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2014 to May 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Multi-Cap Fund	Beginning Account Value December 1, 2014		Ending Account Value May 31, 2015		Expenses Paid for the Period*		Annualized Expense Ratio
Investor Class Actual Hypothetical**	$ $	1,000.00 1,000.00	$ $	1,033.60 1,019.11	$ $	5.92 5.88	1.17 1.17	% %
Institutional Class Actual Hypothetical**	$ $	1,000.00 1,000.00	$ $	1,035.30 1,020.36	$ $	4.65 4.62	0.92 0.92	% %
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365.

**	Assumes a 5% return before expenses.

5

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS

May 31, 2015 (Unaudited)

COMMON STOCKS – 98.12%	Shares	Fair Value
Consumer Discretionary – 12.33%
Darden Restaurants, Inc.	50,052	$3,280,408
Dunkin’ Brands Group, Inc.	55,983	2,987,253
Home Depot, Inc./The	37,752	4,206,328
O’Reilly Automotive, Inc. *	8,346	1,832,197
Polaris Industries, Inc.	4,906	701,803
Toll Brothers, Inc. *	37,741	1,365,092
Tribune Media Co.	36,040	1,910,120

		16,283,201

Consumer Staples – 9.10%
Archer-Daniels-Midland Co.	39,880	2,107,658
Boston Beer Co., Inc./The – Class A *	8,368	2,207,311
CVS Health Corp.	36,247	3,710,968
Hershey Co./The	28,344	2,632,024
Tyson Foods, Inc. – Class A	32,127	1,363,791

		12,021,752

Energy – 7.52%
Concho Resources, Inc. *	19,496	2,345,369
Ensco PLC – Class A	29,785	699,948
EOG Resources, Inc.	7,366	653,291
Kinder Morgan, Inc.	93,689	3,887,157
Range Resources Corp.	29,970	1,660,638
Tidewater, Inc.	28,088	689,280

		9,935,683

Financials – 17.58%
American International Group, Inc.	50,368	2,952,068
CIT Group, Inc.	55,687	2,576,081
CME Group, Inc.	42,695	4,021,869
Discover Financial Services	76,437	4,453,984
Morgan Stanley	93,259	3,562,494
Wells Fargo & Co.	101,096	5,657,332

		23,223,828

Health Care – 13.35%
Actavis PLC *	2,549	782,059
Biogen Idec, Inc. *	7,425	2,947,651
Celgene Corp. *	20,984	2,401,409
Edwards LifeSciences Corp. *	19,446	2,541,981
Mallinckrodt PLC *	19,393	2,510,230

See accompanying notes which are an integral part of these financial statements.

6

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2015 (Unaudited)

COMMON STOCKS – 98.12% – continued	Shares	Fair Value
Health Care – 13.35% – continued
Merck & Co., Inc.	24,552	$1,494,971
Pfizer, Inc.	142,534	4,953,056

		17,631,357

Industrials – 8.95%
Allegion PLC	21,931	1,369,372
Honeywell International, Inc.	18,983	1,978,029
Kansas City Southern	31,417	2,843,238
Lockheed Martin Corp.	15,047	2,831,845
Old Dominion Freight Line, Inc. *	18,728	1,273,691
TASER International, Inc. *	48,218	1,522,724

		11,818,899

Information Technology – 19.23%
Apple, Inc.	45,558	5,935,296
Facebook, Inc. – Class A *	46,410	3,675,208
Microchip Technology, Inc.	45,950	2,257,524
Microsoft Corp.	48,091	2,253,544
NXP Semiconductor NV *	20,994	2,356,577
VeriSign, Inc. *	45,017	2,844,624
Visa, Inc. – Class A	47,206	3,242,108
VMware, Inc. – Class A *	32,526	2,840,170

		25,405,051

Materials – 4.44%
Lyondellbasell Industries NV – Class A	30,449	3,078,394
Sherwin-Williams Co./The	9,646	2,779,784

		5,858,178

Real Estate Investment Trusts – 3.55%
Equity Commonwealth *	76,273	1,964,030
Ventas, Inc.	40,998	2,727,187

		4,691,217

Utilities – 2.07%
NextEra Energy, Inc.	26,662	2,728,589

TOTAL COMMON STOCKS (Cost $107,313,806)		129,597,755

See accompanying notes which are an integral part of these financial statements.

7

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2015 (Unaudited)

	Shares	Fair Value

MONEY MARKET SECURITIES – 3.67%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.14% (a)	4,847,738	$4,847,738

TOTAL MONEY MARKET SECURITIES (Cost $4,847,738)		4,847,738

TOTAL INVESTMENTS – 101.79% (Cost $112,161,544)		134,445,493

Liabilities in Excess of Other Assets – (1.79)%		(2,366,544)

TOTAL NET ASSETS – 100.00%		$132,078,949

(a)	Rate disclosed is the seven day yield as of May 31, 2015.

*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

8

ROOSEVELT MULTI-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015 (Unaudited)

Assets
Investments in securities at fair value (cost $112,161,544)	$134,445,493
Receivable for fund shares sold	56,814
Dividends receivable	246,915

Total Assets	134,749,222

Liabilities
Payable for fund shares redeemed	496,875
Payable for investments purchased	2,054,141
Payable to Adviser	103,008
Accrued 12b-1 fees – Investor class	12,852
Payable to trustees	3,397

Total Liabilities	2,670,273

Net Assets	$132,078,949

Net Assets consist of:
Paid-in capital	$96,847,050
Accumulated undistributed net investment income	540,879
Accumulated undistributed net realized gain from investment transactions	12,407,071
Net unrealized appreciation on investments	22,283,949

Net Assets	$132,078,949

Net Assets: Investor Class	$58,463,740

Shares outstanding (unlimited number of shares authorized, no par value)	3,399,699

Net asset value, offering and redemption price per share	$17.20

Net Assets: Institutional Class	$73,615,209

Shares outstanding (unlimited number of shares authorized, no par value)	4,239,380

Net asset value, offering and redemption price per share	$17.36

See accompanying notes which are an integral part of the financial statements.

9

ROOSEVELT MULTI-CAP FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2015 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $5,246)	$1,488,482

Total investment income	1,488,482

Expenses
Investment Adviser fee	657,009
12b-1 fee – Investor class	87,939
Trustee expenses	7,148
Overdraft fees	4,143

Total expenses	756,239

Net investment income	732,243

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	10,066,790
Net change in unrealized appreciation of investment securities	(5,926,543)

Net realized and unrealized gain on investments	4,140,247

Net increase in net assets resulting from operations	$4,872,490

See accompanying notes which are an integral part of the financial statements.

10

ROOSEVELT MULTI-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014
Decrease in Net Assets due to:
Operations
Net investment income	$732,243	$434,836
Net realized gain on investment securities transactions	10,066,790	25,903,730
Net change in unrealized appreciation of investment securities	(5,926,543)	(14,002,335)

Net increase in net assets resulting from operations	4,872,490	12,336,231

Distributions
From net investment income – Investor Class	(216,717)	–
From net investment income – Institutional Class	(409,483)	–
From net realized gains – Investor Class	(12,161,388)	(11,539,367)
From net realized gains – Institutional Class	(11,085,720)	(7,097,847)

Total distributions	(23,873,308)	(18,637,214)

Capital Transactions – Investor Class
Proceeds from shares sold	4,165,334	16,625,688
Reinvestment of distributions	11,884,387	10,246,470
Amount paid for shares redeemed	(34,170,563)	(49,439,881)

Total Investor Class	(18,120,842)	(22,567,723)

Capital Transactions – Institutional Class
Proceeds from shares sold	9,054,765	26,845,204
Reinvestment of distributions	9,139,655	5,238,209
Amount paid for shares redeemed	(15,587,235)	(20,683,136)

Total Institutional Class	2,607,185	11,400,277

Net decrease in net assets resulting from capital transactions	(15,513,657)	(11,167,446)

Total Decrease in Net Assets	(34,514,475)	(17,468,429)

Net Assets
Beginning of period	166,593,424	184,061,853

End of period	$132,078,949	$166,593,424

Accumulated undistributed net investment income included in net assets at end of period	$540,879	$434,836

Share Transactions – Investor Class
Shares sold	229,488	890,839
Shares issued in reinvestment of distributions	702,783	552,967
Shares redeemed	(1,992,078)	(2,665,510)

Total Investor Class	(1,059,807)	(1,221,704)

Share Transactions – Institutional Class
Shares sold	525,012	1,437,596
Shares issued in reinvestment of distributions	536,050	280,570
Shares redeemed	(897,681)	(1,101,032)

Total Institutional Class	163,381	617,134

Net decrease in shares outstanding	(896,426)	(604,570)

See accompanying notes which are an integral part of the financial statements.

11

ROOSEVELT MULTI-CAP FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014	Year Ended November 30, 2013	Year Ended November 30, 2012	Year Ended November 30, 2011	Year Ended November 30, 2010
Selected Per Share Data:
Net asset value, beginning of period	$19.43		$20.09	$16.23	$15.99	$16.45	$14.45

Income from investment operations:
Net investment income (loss)	0.09		0.03	0.01 (a)	0.03	(0.03)	0.01
Net realized and unrealized gain (loss)	0.51		1.34	4.10	1.69	(0.42)	2.03

Total from investment operations	0.60		1.37	4.11	1.72	(0.45)	2.04

Less distributions to shareholders:
From net investment income	(0.05)		–	(0.05)	–	(0.01)	(0.04)
From net realized gain	(2.78)		(2.03)	(0.20)	(1.48)	–	–

Total distributions	(2.83)		(2.03)	(0.25)	(1.48)	(0.01)	(0.04)

Net asset value, end of period	$17.20		$19.43	$20.09	$16.23	$15.99	$16.45

Total Return (b)	3.36	%(c)	7.32%	25.37%	11.87%	(2.75)%	14.12%

Ratios and Supplemental Data:
Net assets, end of period (000)	$58,464		$86,627	$114,119	$162,359	$150,378	$194,342
Ratio of expenses to average net assets	1.17	%(d)	1.16%	1.16%	1.25%	1.26%	1.26%
Ratio of net investment income (loss) to average net assets	0.86	%(d)	0.13%	0.06%	0.17%	(0.13)%	0.08%
Portfolio turnover rate	27	%(c)	87%	86%	116%	150%	122%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of the financial statements.

12

ROOSEVELT MULTI-CAP FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014	Year Ended November 30, 2013	Period Ended November 30, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$19.62		$20.22	$16.24	$16.17

Income from investment operations:
Net investment income	0.11		0.07	0.12 (b)	0.02	(b)
Net realized and unrealized gain	0.52		1.36	4.07	0.05

Total from investment operations	0.63		1.43	4.19	0.07

Less distributions to shareholders:
From net investment income	(0.10)		–	(0.01)	–
From net realized gain	(2.79)		(2.03)	(0.20)	–

Total distributions	(2.89)		(2.03)	(0.21)	–

Net asset value, end of period	$17.36		$19.62	$20.22	$16.24

Total Return (c)	3.53	%(d)	7.60%	25.77%	0.43	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$73,615		$79,966	$69,942	$1,881
Ratio of expenses to average net assets	0.92	%(e)	0.91%	0.91%	0.91	%(e)
Ratio of net investment income (loss) to average net assets	1.14	%(e)	0.40%	0.64%	1.62	%(e)
Portfolio turnover rate	27	%(d)	87%	86%	116	%(d)

(a)	For the period October 16, 2012 (commencement of operations) to November 30, 2012.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of the financial statements.

13

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2015 – (Unaudited)

NOTE 1. ORGANIZATION

The Roosevelt Multi-Cap Fund (the “Fund”), was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005. The Predecessor Fund commenced operations on December 21, 2001. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long-term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group, Inc. (“Roosevelt” or the “Adviser”).

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 21, 2001; and Institutional Class shares were first offered to the public on October 15, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Trustees. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Inverse and Leveraged ETFs – The Fund may invest in inverse and leveraged exchange traded funds (“ETFs”). These ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises. Because inverse and leveraged ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to

14

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Short-term capital gains distributions received are recorded as dividend income for financial reporting purposes. Long-term capital gains distributions received are recorded as such for financial reporting purposes. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

15

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the Fund. These securities are categorized as Level 1 securities.

16

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$129,597,755	$—	$—	$129,597,755
Money Market Securities	4,847,738	—	—	4,847,738
Total	$134,445,493	$—	$—	$134,445,493
*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended May 31, 2015.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a “universal fee.” The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses: brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees and expenses of the non-interested trustees and such extraordinary or non-recurring expenses as may arise, including litigation and the indemnification of the Trust’s Trustees and Officers. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the average daily net assets of the Fund.

17

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

For the period ended May 31, 2015, the Adviser earned $657,009 from the Fund for its advisory services. At May 31, 2015, the Fund owed the Adviser $103,008 for these services.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administration, fund accounting, and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser pays all administration, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Investor Class in connection with the promotion and distribution of Investor Class shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the period ended May 31, 2015, the Fund accrued 12b-1 fees for the Investor Class of $87,939 of which $12,852 was unpaid at May 31, 2015.

NOTE 5. INVESTMENTS

For the period ended May 31, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$—
Other	38,862,111
Sales
U.S. Government Obligations	$—
Other	76,376,313

18

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 – (Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2015, there were no beneficial owners.

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross appreciation	$23,797,546
Gross depreciation	(1,618,940)

Net appreciation on investments	$22,178,606

At May 31, 2015, the aggregate cost of securities for federal income tax purposes was $112,266,887.

The tax character of distributions paid during the period ended November 30, 2014 and 2013 was as follows:

	2014	2013
Ordinary Income	$—	$393,878
Long-term capital gain	18,637,214	1,844,963

Total distributions paid	$18,637,214	$2,238,841

At November 30, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$434,836
Undistributed long-term capital gains	25,692,732
Net unrealized appreciation	28,105,149

$54,232,717

At November 30 2014, the difference between book basis and tax-basis unrealized appreciation was primarily attributable to wash sale losses.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2015, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

19

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 322-0576 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at (877) 322-0576 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Latavia M. Evans, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

The Roosevelt Investment Group, Inc.

730 Third Avenue, 23rd Floor

New York, NY 10017

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

20

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Symons Value

Institutional Fund

Semi-Annual Report

May 31, 2015

Fund Adviser:

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.scm-funds.com

INVESTMENT RESULTS – (Unaudited)

	Total Returns* (for the periods ended May 31, 2015)
			Average Annual Returns
	Six Months	1 Year	5 Year	Since Inception (December 22, 2006)
Symons Value Institutional Fund	-1.29%	1.27%	10.36%	6.15%
Russell 3000 Value Index**	2.14%	8.71%	15.39%	5.47%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 30, 2015, were 1.35% of average daily net assets (1.22% after fee waivers/expense recaptures by the Adviser), which includes Acquired Fund Fees and Expenses of 0.01%. The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses do not exceed 1.21% of the Fund’s average daily net assets through May 22, 2018. Additional information pertaining to the Fund’s expense ratios as of May 31, 2015 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Russell 3000 Value Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1

INVESTMENT RESULTS – (Unaudited)

Comparison of a $10,000 Investment in the Symons Value Institutional Fund and

the Russell 3000 Value Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2015. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

FUND HOLDINGS – (Unaudited)

1As	a percent of net assets.

The investment objective of the Symons Value Institutional Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available at the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3

SUMMARY OF FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2014 to May 31, 2015.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not any of the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

Symons Value Institutional Fund	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During the Period* December 1, 2014 – May 31, 2015
Actual	$1,000.00	$987.10	$5.99
Hypothetical **	$1,000.00	$1,018.90	$6.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

4

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

May 31, 2015 (Unaudited)

COMMON STOCKS – 84.34%	Shares	Fair Value
Agricultural Products – 2.26%
Ingredion, Inc.	22,375	$1,834,079

Broadcasting – 4.51%
Discovery Communications, Inc. – Class A *	107,970	3,664,502

Consumer Finance – 2.90%
American Express Co.	29,530	2,354,132

Distillers & Vintners – 4.00%
Diageo PLC ADR	29,315	3,252,792

Electric Utilities – 5.55%
Duke Energy Corp.	34,140	2,585,422
Entergy Corp.	25,210	1,927,809

		4,513,231

Gold – 0.49%
Sibanye Gold Ltd. ADR	56,175	398,842

Health Care Services – 2.58%
Express Scripts Holding Co.*	24,030	2,093,974

Household Products – 4.33%
Procter & Gamble Co./The	44,860	3,516,575

Integrated Telecommunication Services – 7.13%
AT&T, Inc.	71,850	2,481,699
Orange SA ADR	210,320	3,312,540

		5,794,239

Multi-Utilities – 11.74%
Alliant Energy Corp.	28,100	1,722,530
Consolidated Edison, Inc.	43,570	2,694,369
Dominion Resources, Inc. – Class A	44,995	3,173,047
PG&E Corp.	36,570	1,955,398

		9,545,344

Oil & Gas Drilling – 1.73%
Transocean Ltd.	74,500	1,404,325

Packaged Foods & Meats – 18.90%
Campbell Soup Co.	82,290	3,977,899
ConAgra Foods, Inc.	94,970	3,666,792
Hershey Co./The	28,950	2,688,297
JM Smucker Co./The	16,280	1,929,994
Kellogg Co.	25,800	1,619,466
Kraft Foods Group, Inc.	17,500	1,477,875

		15,360,323

See accompanying notes which are an integral part of these financial statements.

5

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2015 (Unaudited)

COMMON STOCKS – 84.34% – continued	Shares	Fair Value
Pharmaceuticals – 5.15%
Sanofi ADR	50,600	$2,500,146
Teva Pharmaceutical Industries Ltd. ADR	28,025	1,684,302

		4,184,448

Precious Metals & Minerals – 2.66%
Silver Wheaton Corp.	113,310	2,160,822

Soft Drinks – 6.43%
Coca-Cola Enterprises, Inc.	56,640	2,505,187
PepsiCo, Inc.	28,260	2,725,112

		5,230,299

Wireless Telecommunication Services – 3.98%
Rogers Communications, Inc.	94,160	3,231,571

TOTAL COMMON STOCKS (Cost $62,332,866)		68,539,498

REAL ESTATE INVESTMENT TRUSTS – 8.51%
Digital Realty Trust, Inc.	30,200	1,994,408
Omega Healthcare Investors, Inc.	68,510	2,468,415
Public Storage, Inc.	8,240	1,594,770
Senior Housing Properties Trust	43,080	862,031

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,694,125)		6,919,624

MONEY MARKET SECURITIES – 7.02%
Fidelity Institutional Money Market Treasury Only – Class I, 0.01% (a)	5,704,754	5,704,754

TOTAL MONEY MARKET SECURITIES (Cost $5,704,754)		5,704,754

TOTAL INVESTMENTS – 99.87% (Cost $74,731,745)		$81,163,876

Other Assets in Excess of Liabilities – 0.13%		104,692

TOTAL NET ASSETS – 100.00%		$81,268,568

(a)	Rate disclosed is the seven day yield as of May 31, 2015.
*	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

6

SYMONS VALUE INSTITUTIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015 (Unaudited)

Assets
Investment in securities:
At cost	$74,731,745

At fair value	$81,163,876
Receivable for fund shares sold	4,085
Dividends receivable	273,950
Prepaid expenses	17,065

Total Assets	81,458,976

Liabilities
Payable for fund shares redeemed	89,607
Payable to Adviser	61,262
Payable to administrator, fund accountant, and transfer agent	18,618
Payable to custodian	1,964
Payable to trustees and officers	3,628
Other accrued expenses	15,329

Total Liabilities	190,408

Net Assets	$81,268,568

Net Assets consist of:
Paid-in capital	$70,143,040
Accumulated undistributed net investment income	269,028
Accumulated undistributed net realized gain from investment transactions	4,424,370
Net unrealized appreciation on investments	6,432,130

Net Assets	$81,268,568

Shares outstanding (unlimited number of shares authorized, no par value)	7,294,293

Net asset value (“NAV”) and offering price per share	$11.14

Redemption price per share (NAV * 98%) (a)	$10.92

(a)	The Funds charge a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

7

SYMONS VALUE INSTITUTIONAL FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2015 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $47,922)	$1,278,430

Total investment income	1,278,430

Expenses
Investment Adviser fee	436,848
Administration expenses	36,530
Fund accounting expenses	20,267
Transfer agent expenses	24,913
Legal expenses	11,225
Registration expenses	13,374
Custodian expenses	5,970
Audit expenses	7,635
Trustee expenses	7,012
Insurance expense	3,859
Pricing expenses	1,204
Report printing expense	9,745
CCO expense	4,171
Miscellaneous expenses	1,097

Total expenses	583,850

Fees waived by Adviser	(55,733)

Net operating expenses	528,117

Net investment income	750,313

Net Realized and Unrealized Loss on Investments
Net realized gain on investment securities transactions	3,946,170
Net realized loss on foreign currency transactions	(7,521)
Net change in unrealized appreciation of investment securities	(5,864,764)

Net realized and unrealized loss on investments	(1,926,115)

Net decrease in net assets resulting from operations	$(1,175,802)

See accompanying notes which are an integral part of these financial statements.

8

SYMONS VALUE INSTITUTIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$750,313	$1,365,577
Net realized gain on investment securities and foreign currency transactions	3,938,649	11,495,100
Net change in unrealized appreciation of investment securities	(5,864,764)	(3,718,734)

Net increase (decrease) in net assets resulting from operations	(1,175,802)	9,141,943

Distributions
From net investment income	(782,504)	(1,114,629)
From net realized gains	(10,996,087)	–

Total distributions	(11,778,591)	(1,114,629)

Capital Transactions
Proceeds from shares sold	5,957,693	12,904,660
Proceeds from redemption fees (a)	63	2,479
Reinvestment of distributions	10,366,188	981,962
Amount paid for shares redeemed	(17,208,264)	(17,691,101)

Net decrease in net assets resulting from capital transactions	(884,320)	(3,802,000)

Total Increase (Decrease) in Net Assets	(13,838,713)	4,225,314

Net Assets
Beginning of period	95,107,281	90,881,967

End of period	$81,268,568	$95,107,281

Accumulated undistributed net investment income included in net assets at end of period	$269,028	$301,219

Share Transactions
Shares sold	521,065	1,033,725
Shares issued in reinvestment of distributions	906,724	78,258
Shares redeemed	(1,502,621)	(1,431,066)

Net decrease in shares outstanding	(74,832)	(319,083)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

9

SYMONS VALUE INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended May 31, 2015 (Unaudited)		Fiscal Year Ended
			November 30, 2014	November 30, 2013		November 30, 2012	November 30, 2011	November 30, 2010
Selected Per Share Data:
Net asset value, beginning of period	$12.91		$11.82	$10.94		$10.40	$9.94	$9.79

Income from investment operations:
Net investment income	0.10		0.18	0.16		0.16	0.11 (a)	0.09 (a)
Net realized and unrealized gain on investments	(0.23)		1.06	1.59		0.77	0.80	0.56

Total from investment operations	(0.13)		1.24	1.75		0.93	0.91	0.65

Less distributions to shareholders:
From net investment income	(0.11)		(0.15)	(0.15)		(0.16)	(0.09)	(0.13)
From net realized gain	(1.53)		–	(0.72)		(0.22)	(0.30)	(0.37)
From return of capital	–		–	–		(0.01)	(0.06)	–

Total distributions	(1.64)		(0.15)	(0.87)		(0.39)	(0.45)	(0.50)

Paid in capital from redemption fees (b)	–		–	–		–	–	–

Net asset value, end of period	$11.14		$12.91	$11.82		$10.94	$10.40	$9.94

Total Return (c)	(1.29	)%(d)	10.55%	16.05%		8.98%	9.33%	6.66%
Ratios and Supplemental Data:
Net assets, end of period (000)	$81,269		$95,107	$90,882		$91,391	$71,823	$46,514
Ratio of expenses to average net assets	1.21	%(e)	1.21%	1.29	%(f)	1.46%	1.45%	1.46%
Ratio of expenses to average net assets before waiver or recoupment by Adviser	1.34	%(e)	1.34%	1.33%		1.29%	1.43%	1.65%
Ratio of net investment income (loss) to average net assets	1.72	%(e)	1.48%	1.32%		1.46%	1.00%	0.86%
Portfolio turnover rate	39	%(d)	58%	45%		28%	80%	57%

(a)	Calculated using average shares method.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective May 22, 2013, the Adviser agreed to waive fees to maintain Fund expenses at 1.21%. Prior to that date, the expense cap was 1.46%.

See accompanying notes which are an integral part of these financial statements.

10

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2015 (Unaudited)

NOTE 1. ORGANIZATION

The Symons Value Institutional Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006 and commenced operations on December 22, 2006. The Fund was formerly known as the Symons Alpha Value Institutional Fund. The name change was effective March 30, 2009. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Symons Capital Management, Inc. (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

As of and during the period ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

11

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

12

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of

13

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds a Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$68,539,498	$–	$–	$68,539,498
Real Estate Investment Trusts	6,919,624	–	–	6,919,624
Money Market Securities	5,704,754	–	–	5,704,754
Total	$81,163,876	$–	$–	$81,163,876

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended May 31, 2015, the Fund had no transfers between levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Fund, under the terms of the management agreements (the “Agreements”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly. The Adviser is paid at an annual rate of 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.21% of the Fund’s average daily net assets through May 22, 2018. For the period ended May 31, 2015, the Adviser earned a fee of $436,848 from the Fund. For the period ended May 31, 2015, the Adviser waived fees of $55,733. At May 31, 2015, the Fund owed the Adviser $61,262 for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the

14

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

repayment without exceeding the applicable expense limitation. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at May 31, 2015, are as follows:

Amount	Subject to Repayment Until November 30,
$61,132	2016
119,111	2017
55,733	2018

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended May 31, 2015, HASI earned fees of $36,530 for administrative services provided to the Fund. At May 31, 2015, the Fund owed HASI $9,896 for administrative services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended May 31, 2015, HASI earned fees of $24,913 from the Fund for transfer agent services. For the period ended May 31, 2015, HASI earned fees of $20,267 from the Fund for fund accounting services. At May 31, 2015, the Fund owed HASI $3,778 for fund accounting services. At May 31, 2015, the Fund owed HASI $4,944 for transfer agent services.

Huntington National Bank (the “Custodian”) serves as custodian of the Fund’s investments. For the period ended May 31, 2015, the Custodian earned fees of $5,970 for custody services provided to the Fund. At May 31, 2015, the Fund owed the Custodian $1,964 for custody services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period ended May 31, 2015.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and the Custodian. A Trustee of the Trust is a member of management of the Custodian and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended May 31, 2015, purchases and sales of investment securities, other than short-term investments, were as follows:

Amount
Purchases
U.S. Government Obligations	$–
Other	29,969,829
Sales
U.S. Government Obligations	$–
Other	33,500,653

15

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 (Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2015, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 32.14% of the Fund. As a result, Schwab may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2015, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$9,347,431
Gross Depreciation	(2,915,301)

Net Appreciation on Investments	$6,432,130

Tax Cost	$74,731,746

The tax character of distributions paid during the fiscal years ended November 30, 2014 and 2013 were as follows:

	2014	2013
Distributions paid from:
Ordinary Income*	$1,108,715	$1,244,448
Long-term Capital Gain	5,914	5,108,575

	$1,114,629	$6,353,023

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$2,129,625
Undistributed long term capital gain	9,994,857
Accumulated capital and other losses	(341,455)
Unrealized appreciation/depreciation	12,296,894

$24,079,921

16

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

As of November 30, 2014, accumulated capital and other losses for the Fund consist of:

Post October Losses	Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses*	Total
$ 341,455	$ –	$ –	$ 341,455

*	Qualified late-year ordinary losses are the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.

As of November 30, 2014, the Fund did not have any unused capital loss carryforward available for federal tax purposes.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2015, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

17

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 679-6667 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Zachary P. Richmond, Chief

Financial Officer and Treasurer

Latavia M. Evans, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE

INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Auer Growth Fund

Semi-Annual Report

May 31, 2015

Fund Adviser:

SBAuer Funds, LLC

10401 N. Meridian Street, Suite 100

Indianapolis, IN 46290

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(For the periods ended May 31, 2015)

			Average Annual
	Six Months	1 Year	5 Year	Since Inception (December 28, 2007)
Auer Growth Fund	-2.70%	-14.77%	5.05%	-3.69%
S&P 500® Index**	2.97%	11.81%	16.54%	7.02%
Russell 2000 Value Index**	3.38%	5.10%	12.70%	6.64%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 30, 2015, were 1.88% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of May 31, 2015 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index and Russell 2000 Value Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1

The chart above assumes an initial investment of $10,000 made on December 28, 2007 (commencement of Fund operations) and held through May 31, 2015. The S&P 500® Index and Russell 2000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Auer Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-711-2837.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Auer Growth Fund is long-term capital appreciation.

The Auer Growth Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that the Adviser believes present the most favorable potential for capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3

SUMMARY OF FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at December 1, 2014 and held through May 31, 2015.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During the Period* December 1, 2014 – May 31, 2015

Actual	$ 1,000.00	$ 973.00	$ 9.53
Hypothetical **	$ 1,000.00	$ 1,015.27	$ 9.73

*	Expenses are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

4

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2015 (Unaudited)

Shares	COMMON STOCKS – 91.76%	Fair Value
	Consumer Discretionary – 12.01%
64,000	Century Communities, Inc. *	$1,321,600
16,000	Green Brick Partners, Inc. *	155,680
22,000	Jakks Pacific, Inc. *	168,960
85,000	LGI Homes, Inc. *	1,602,250
70,000	New Home Co., Inc./The *	1,096,200
45,000	Nova Lifestyle, Inc. *	100,800
200,000	Shiloh Industries, Inc. *	1,960,000

		6,405,490

	Energy – 14.88%
68,000	Atwood Oceanics, Inc.	2,092,360
110,000	Bellatrix Exploration Ltd. *	310,200
33,000	DHT Holdings, Inc.	260,370
6,000	GasLog Partners LP (a)	153,000
27,000	Hallador Energy Co.	229,500
21,000	Nordic American Tankers Ltd.	271,110
115,000	Rowan Cos. PLC	2,470,200
156,000	Teekay Tankers Ltd.	1,053,000
100,000	Triangle Petroleum Corp. *	513,000
1,700,000	Vantage Drilling Co. *	579,700

		7,932,440

	Financials – 22.93%
22,000	AmeriServ Financial, Inc.	73,700
50,000	Atlas Financial Holdings, Inc. *	940,500
7,500	Banc of California, Inc.	97,275
5,000	Carolina Financial Corp.	72,000
6,000	Civista Bancshares, Inc.	63,000
102,000	Cowen Group, Inc. *	601,800
9,500	Customers Bancorp, Inc. *	238,450
1,000	Diamond Hill Investment Group, Inc.	191,300
4,000	Entegra Financial Corp. *	65,960
6,000	ESSA Bancorp, Inc.	76,620

See accompanying notes which are an integral part of these financial statements.

5

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2015 (Unaudited)

Shares	COMMON STOCKS – 91.76% – continued	Fair Value
	Financials – 22.93% – continued
10,000	First Internet Bancorp	$238,200
64,000	Gain Capital Holdings, Inc.	595,200
4,500	Garrison Capital, Inc.	67,365
3,300	Great Southern Bancorp, Inc.	130,218
32,000	GWG Holdings, Inc. *	313,600
6,000	HCI Group, Inc.	259,380
8,000	Hennessy Advisors, Inc.	155,680
100,000	Heritage Insurance Holdings, Inc. *	2,100,000
13,500	Hilltop Holdings, Inc. *	294,705
9,000	INTL FCStone, Inc. *	315,630
5,000	KCG Holdings, Inc. *	67,450
28,000	Kingstone Companies, Inc.	211,400
12,000	MBT Financial Corp. *	70,440
11,000	Monarch Financial Holdings, Inc.	133,980
15,500	National General Holdings Corp.	301,010
7,000	Northrim BanCorp, Inc.	171,150
11,000	PennyMac Financial Services, Inc. *	206,250
9,500	PRA Group, Inc. *	539,220
7,500	Pulaski Financial Corp.	94,725
85,000	Santander Consumer USA Holdings, Inc.	2,082,500
4,000	Saratoga Investment Corp. (b)	69,680
10,000	Southcoast Financial Corp. *	85,500
8,500	Timberland Bancorp, Inc.	89,675
5,000	United Bancshares, Inc.	76,250
19,000	Universal Insurance Holdings, Inc.	485,070
21,000	Walker & Dunlop, Inc. *	517,020
10,000	WhiteHorse Finance, Inc.	131,300

		12,223,203

	Health Care – 13.27%
26,000	Depomed, Inc. *	542,360
16,500	Enanta Pharmaceuticals, Inc. *	674,520
32,000	Gilead Sciences, Inc. *	3,592,640

See accompanying notes which are an integral part of these financial statements.

6

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2015 (Unaudited)

Shares	COMMON STOCKS – 91.76% – continued	Fair Value
	Health Care – 13.27% – continued
5,836	ImmuCell Corp. *	$42,603
40,000	Lannett Co., Inc. *	2,225,200

		7,077,323

	Industrials – 11.32%
19,000	American Railcar Industries, Inc.	1,021,630
16,000	Art’s-Way Manufacturing Co., Inc.	80,480
32,000	Barrett Business Services, Inc.	1,152,320
35,000	Greenbrier Cos., Inc./The	2,108,050
11,500	Miller Industries, Inc.	235,865
14,500	NV5 Holdings, Inc. *	330,890
26,000	Thermon Group Holdings, Inc. *	590,460
65,000	Versar, Inc. *	239,850
19,000	Willdan Group, Inc. *	272,840

		6,032,385

	Information Technology – 5.42%
32,000	ADDvantage Technologies Group, Inc.	75,200
47,000	Applied Optoelectronics, Inc. *	839,420
34,000	Bel Fuse, Inc. – Class B	761,600
6,000	Convergys Corp.	148,980
60,000	Infosonics Corp. *	157,800
12,000	Jabil Circuit, Inc.	294,840
157,000	Mattson Technology, Inc. *	612,300

		2,890,140

	Materials – 8.12%
180,000	Banro Corp. *	62,424
105,000	Century Aluminum Co. *	1,173,900
43,000	Flexible Solutions International, Inc. *	96,750
250,000	Great Panther Silver Ltd. *	132,500
65,000	Hi-Crush Partners LP (a)	1,937,000
65,000	Lake Shore Gold Corp. *	62,985

See accompanying notes which are an integral part of these financial statements.

7

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2015 (Unaudited)

Shares	COMMON STOCKS – 91.76% – continued	Fair Value
	Materials – 8.12% – continued
245,000	Richmont Mines, Inc. *	$752,150
110,000	SilverCrest Mines, Inc. *	113,300

		4,331,009

	Real Estate Investment Trusts – 3.81%
6,000	Ares Commercial Real Estate Corp.	69,900
7,000	Blackstone Mortgage Trust, Inc.	211,540
5,500	Bluerock Residential Growth REIT, Inc.	75,075
21,500	Chatham Lodging Trust	600,710
19,000	Owens Realty Mortgage, Inc.	252,320
68,000	Strategic Hotels & Resorts, Inc. *	821,440

		2,030,985

	TOTAL COMMON STOCKS (Cost $53,564,400)	48,922,975

	MONEY MARKET SECURITIES – 6.06%
3,230,003	Fidelity Institutional Money Market Treasury Portfolio – Class I, 0.01% (c)	3,230,003

	TOTAL MONEY MARKET SECURITIES (Cost $3,230,003)	3,230,003

	TOTAL INVESTMENTS – 97.82% (Cost $56,794,403)	52,152,978

	Other Assets in Excess of Liabilities – 2.18%	1,164,319

	TOTAL NET ASSETS – 100.00%	$53,317,297

(a)	Master Limited Partnership.

(b)	Business Development Company.

(c)	Rate disclosed is the seven day yield as of May 31, 2015.

REIT	– Real Estate Investment Trust.

*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

8

AUER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015

(Unaudited)

Assets
Investments in securities at fair value (cost $56,794,403)	$52,152,978
Receivable for investments sold	1,890,743
Dividends receivable	15,899
Prepaid expenses	17,440

Total Assets	54,077,060

Liabilities
Payable for investments purchased	$653,130
Payable to Adviser	69,256
Payable to administrator, fund accountant, and transfer agent	11,634
Payable to custodian	1,074
Payable to trustees	3,367
Other accrued expenses	21,302

Total Liabilities	759,763

Net Assets	$53,317,297

Net Assets consist of:
Paid-in capital	$86,471,571
Accumulated undistributed net investment loss	(1,789,177)
Accumulated undistributed net realized loss from investments and foreign currency translations	(26,723,672)
Net unrealized depreciation on investments	(4,641,425)

Net Assets	$53,317,297

Shares outstanding (unlimited number of shares authorized, no par value)	7,053,142

Net asset value (“NAV”) and offering price per share	$7.56

Redemption price per share (NAV * 99%) (a)	$7.48

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

9

AUER GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2015

(Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $5,888)	$284,222

Total investment income	284,222

Expenses
Investment Adviser fee	434,795
Administration expenses	27,667
Fund accounting expenses	12,765
Transfer agent expenses	21,932
Legal expenses	12,589
Registration expenses	10,253
Custodian expenses	4,752
Audit expenses	8,140
Trustee expenses	6,843
Insurance expense	3,216
Pricing expenses	2,221
Report printing expense	9,485
CCO expense	4,199
Miscellaneous expenses	1,898
Overdraft expenses	4

Total expenses	560,759

Net investment loss	(276,537)

Net Realized and Unrealized Loss on Investments
Net realized loss on investment securities transactions	(2,934,386)
Net realized loss on foreign currency translations	(30)
Net change in unrealized depreciation of investment securities	1,252,922

Net realized and unrealized loss on investments	(1,681,494)

Net decrease in net assets resulting from operations	$(1,958,031)

See accompanying notes which are an integral part of these financial statements.

10

AUER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014
Decrease in Net Assets due to:
Operations
Net investment loss	$(276,537)	$(976,823)
Net realized gain (loss) on investment securities transactions and foreign currency translations	(2,934,416)	7,678,091
Net change in unrealized appreciation (depreciation) of investment securities	1,252,922	(11,189,491)

Net decrease in net assets resulting from operations	(1,958,031)	(4,488,223)

Capital Transactions
Proceeds from shares sold	315,673	8,556,922
Amount paid for shares redeemed	(11,250,030)	(14,510,020)
Proceeds from redemption fees (a)	—	103

Net decrease in net assets resulting from capital transactions	(10,934,357)	(5,952,995)

Total Decrease in Net Assets	(12,892,388)	(10,441,218)

Net Assets
Beginning of period	66,209,685	76,650,903

End of period	$53,317,297	$66,209,685

Accumulated undistributed net investment loss included in net assets at end of period	$(1,789,177)	$(1,512,640)

Share Transactions
Shares sold	41,905	979,836
Shares redeemed	(1,511,212)	(1,684,346)

Net decrease in shares outstanding	(1,469,307)	(704,510)

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

11

AUER GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2015 (Unaudited)		Fiscal Year Ended November 30,
			2014	2013	2012		2011		2010
Selected Per Share Data:
Net asset value, beginning of period	$7.77		$8.31	$5.66	$5.92		$6.21		$6.02

Income from investment operations:
Net investment income (loss)	(0.08)		(0.12)	(0.03)	(0.05	)(a)	(0.06	)(a)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.13)		(0.42)	2.68	(0.21)		(0.23)		0.23

Total from investment operations	(0.21)		(0.54)	2.65	(0.26)		(0.29)		0.19

Paid in capital from redemption fees	—		— (b)	—	—	(b)	—	(b)	— (b)

Net asset value, end of period	$7.56		$7.77	$8.31	$5.66		$5.92		$6.21

Total Return (c)	(2.70	)%(d)	(6.50)%	46.82%	(4.39)%		(4.67)%		3.16%

Ratios and Supplemental Data:
Net assets, end of period (000)	$53,317		$66,210	$76,651	$61,770		$136,018		$207,931
Ratio of expenses to average net assets	1.94	%(e)	1.88%	1.91%	1.82%		1.71%		1.72%
Ratio of net investment income (loss) to average net assets	(0.96	)%(e)	(1.24)%	(0.27)%	(0.83)%		(0.81)%		(0.68)%
Portfolio turnover rate	58	%(d)	140%	147%	162%		145%		149%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

12

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2015

(Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Auer Growth Fund is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

As of and during the period ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as

13

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnership are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components accreted using the effective interest method. Withholding taxes on foreign dividends have been provided of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

14

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended May 31, 2015, the Auer Growth Fund made no such reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

15

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS  – (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts and master limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

16

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$48,922,975	$—	$—	$48,922,975
Money Market Securities	3,230,003	—	—	3,230,003
Total	$52,152,978	$—	$—	$52,152,978

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended May 31, 2015, the Fund had no transfers between any Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

17

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the period ended May 31, 2015, the Adviser earned a fee of $434,795 from the Fund. At May 31, 2015, the Fund owed the Adviser $69,256 for advisory services.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended May 31, 2015, HASI earned fees of $27,667 for administration services provided to the Fund. At May 31, 2015, the Fund owed HASI $5,849 for administration services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended May 31, 2015, HASI earned fees of $21,932 from the Fund for transfer agent services. For the period ended May 31, 2015, HASI earned fees of $12,765 from the Fund for fund accounting services. At May 31, 2015, the Fund owed HASI $2,539 for fund accounting services. At May 31, 2015, the Fund owed HASI $3,246 for transfer agent services.

Huntington National Bank (the “Custodian”) serves as custodian of the Fund’s investments. For the period ended May 31, 2015, the Custodian earned fees of $4,752 for custody services provided to the Fund. At May 31, 2015, the Fund owed the Custodian $1,074 for custody services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period ended May 31, 2015.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and the Custodian. A Trustee of the Trust is a member of management of the Custodian and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a distribution plan under Rule 12b-1 (the “Plan”). Under the Plan, the Fund can pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and

18

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  – (continued)

mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time after March 31, 2016, upon notice to shareholders.

NOTE 5. INVESTMENTS

For the period ended May 31, 2015, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	32,288,868
Sales
U.S. Government Obligations	$—
Other	44,312,217

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2015, SEI Private Trust Co., for the benefit of others, owned 31.26% and Bryan Auer and Janet Auer, who are married, owned 38.41% of the Fund. As a result, SEI Private Trust Co. and Bryan and Janet Auer each may be deemed to control the Fund.

19

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015

(Unaudited)

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2015, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$3,846,237
Gross (Depreciation)	(8,356,335)

Net Depreciation on Investments	$(4,510,098)

At May 31, 2015, the aggregate cost of securities for federal income tax purposes, was $56,663,076.

At November 30, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(25,433,223)
Unrealized depreciation	(5,763,020)

$(31,196,243)

The difference between book basis and tax basis unrealized depreciation is attributable to basis adjustments for investments in partnerships.

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

As of November 30, 2014, accumulated capital and other losses consist of:

Post October Losses	Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses*	Total
$870,946	$22,918,310	$1,643,967	$25,433,223

*	Qualified late-year ordinary losses are the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.

20

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015

(Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – (continued)

As of November 30, 2014, the Fund had available for federal tax purposes an unused capital loss carryforward of $22,918,310, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration – short term	$—
No expiration – long term	—
Expires on November 30, 2017	22,918,310

$22,918,310

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Non-expiring carryforwards will be utilized prior to the utilization of carryforwards with expiration dates.

During the year ended November 30, 2014, the Fund utilized $7,435,261 in capital loss carryforwards to offset capital gains.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2015, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

21

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 711-2837 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at (888) 711-2837 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Zachary P. Richmond, Chief Financial Officer

and Treasurer

Latavia M. Evans, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

SBAuer Funds, LLC

10401 N. Meridian Street, Suite 100

Indianapolis, IN 46290

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 4415

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE

INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

22

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

23

AUER GROWTH FUND

(AUERX)

Semi-Annual Report

May 31, 2015

SBAuer Funds, LLC

10401 N. Meridian St., Suite 100

Indianapolis, IN 46290

Toll Free – 888-711-AUER (2837)

www.auergrowthfund.com

Semi-Annual Report

May 31, 2015

www.1492Funds.com

Fund Adviser:

1492 Capital Management, LLC

309 North Water Street, Suite 505

Milwaukee, WI 53202

Toll Free (877) 571-1492

1492 FUNDS – DISCOVERING OPPORTUNITY

May 31, 2015

Dear fellow shareholder,

Welcome to our semi-annual report for the period ended May 31st and to our first update since the conversion from the 1492 Small Cap Growth Fund to the 1492 Small Cap Core Alpha Fund. Before we get into the commentary about the Fund’s performance and positioning, we believe it’s worthwhile to discuss our investment philosophy and process.

As a reminder, the 1492 Small Cap Core Alpha Fund pursues its investment objective by investing primarily in U.S. small-capitalization companies that we believe offer the best risk-to-reward metrics at the time of purchase. Representing our best ideas in the small-cap universe, the Fund’s holdings include 20-40 small-cap stocks approximately equally divided between growth and value stocks.

Our investment philosophy very simply stated is that stock selection is key to creating excess returns and that our extensive use of fundamental research is where it begins. We meet with hundreds of companies annually, collecting individual data points across many sectors and industries, which we then weave into themes that we believe will provide a catalyst for revenue and earnings growth. We seek to identify all the companies in the small cap space that will be beneficiaries of one of our themes, looking horizontally at competitors and vertically up and down the supply chain.

Once we’ve identified a company, we subject it to a rigorous valuation process. We focus on earnings, cash flow generation, the balance sheet, the quality of management, self-funding growth capabilities, and a superior and defendable business model – all at an attractive valuation. If all boxes are checked, the company becomes a candidate for the Fund. It was a tough start to the year due to concerns over the Fed tightening, the port strike and weather issues. However, small cap stocks managed to report higher revenues and earnings per share for the first quarter than large cap stocks as represented by the S&P 500 Index. Moving into May, biotech stocks – which comprise the Healthcare sector – regained their momentum on takeover news, leaving many active managers with underweight exposure to that sector behind.

The important thing to note is that we are long term investors and we believe that our hard work and patience regarding shorter term adjustments will lead small cap equities to be an attractive investment going forward. Please read on to learn more about the 1492 Small Cap Core Alpha Fund.

Sincerely,

Joe Frohna and Tim Stracka

Founding Principals

1492 SMALL CAP CORE ALPHA FUND – COMMENTARY

After a tough start to the year due to concerns over Fed tightening and a weak global economy, the European Central Bank lit a fire under global stock markets as it announced a larger than expected quantitative easing program in Europe that mirrored what the Fed executed here in the U.S. several years ago. This catalyst helped to drive first quarter returns for small-cap stocks, as measured by the Russell 2000 Index, up a respectable 4.32%, which outpaced the flat performance for the large-cap S&P 500 Index of 0.95%. Investor optimism for small-caps relative to large-caps might seem counter-intuitive for a period when economic growth in the U.S. shrank by 0.7% in the first quarter. Generally, when there is economic uncertainty, investors tend to gravitate to the larger companies that are deemed to be more stable and safe. In this particular case, however, we believe that there are over-arching themes that are causing the smaller stocks to perform better.

Turning for a moment to the Fund’s performance for the period, there were a couple of factors that were difficult to overcome. The first was a negative size bias in that moving down the market cap spectrum of the Russell 2000 Index, the performance worsened. By design, the Fund skews to smaller market cap stocks, which were more negatively impacted. The next was that biotech stocks, components of the Health Care sector, continued their tear and many of those are not part of the investable opportunity set for the Fund - thus the relative performance was negatively impacted. Lastly, the Energy sector’s aftermath of the oil price declines weighed on the Fund’s performance early in the period.

Now, we’d like to discuss why we believe smaller cap stocks will perform better moving forward. Our base case for equities includes accelerating global economies that lead to a shallow market pullback as Fed rate hikes are anticipated. This pullback in stocks and imminent rise in interest rates accelerates the M&A activity globally, as any entity that is looking to make acquisitions or is on the fence will be forced to pull the trigger before rates rise significantly. This activity should be viewed by equity investors as an opportunity to jump into small cap stocks, as historically, they have performed better than large caps in rising rate environments and many of them will be the targets of M&A activity. Additionally, should domestic growth accelerate, we believe that small caps will show the best growth of all equity classes given their positive sensitivity to U.S. growth.

With the base case as the background, we believe the portfolio is positioned with significantly better growth and valuation characteristics relative to the benchmark. As thematic investors, we recently deployed some new themes into the Fund. One of the new themes is our Florida / Texas bank theme. These two states are enjoying pretty favorable economies as a result of either a recovering real estate market – as is the case with Florida – or robust growth as seen in the Dallas – Fort Worth metropolitan area. The banks in this theme, in our opinion, are positioned to benefit from the positive attributes of these economies vis a vis accelerating loan growth along with higher margins as a result of higher interest rates. Another recently deployed theme is our cybersecurity theme. We may not need to say much here other than it is very relevant in the world in which we live, as substantiated by the near daily reports of hacking from both the public and private sectors of our economy.

Returning to our opening discussion above, and in consideration of the plethora of macro-economic issues investors have been forced to digest, it’s understandable that the major domestic stock indexes have marked time during the most recent three months and ended the second quarter at relatively the same level as the end of the first quarter. Despite the caveats surrounding the European Union, many economists and investors are eagerly anticipating a recovery in the world’s largest economy. In our conversations with CEO’s and CFO’s over the past couple of months, we have been able to glean data points that would tend to corroborate economists’ forecasts that Europe’s business environment has stabilized and is possibly on the mend. The relative performance between the economies of the U.S. and European Union will undoubtedly dictate the exchange rate between the two region’s currencies. The relative strength of our domestic economy over the past year and the subsequent strengthening of the U.S. dollar have been a material earnings headwind for many companies on our side of the pond. We believe that the ultimate driver behind the relative valuation between the U.S. dollar and Euro, longer-term, will be each region’s ability to sustain real economic growth. Will the key members of the European Union be able to restructure labor laws that will allow companies operating there to be more nimble and competitive on a global basis when it comes to building a workforce? Can Western Europe resolve its dependence on Russian energy? These topics are just a couple of high level questions that we believe will determine the durability of the economic recovery in Europe and, in turn, drive currency and interest rate movements.

One may ask why these global macro-economic issues are important to our team here at 1492 Capital Management, a boutique money manager focused on domestic, small-cap stocks. First, while the percentage exposure that our small-cap portfolio holdings have to Europe is smaller, on average, compared to the exposure that large cap stocks have, the fact is that just about all companies have more global factors affecting their business today than at any other time in history. Additionally, fund flows for domestic equity strategies have trended negative for the majority of quarters over the past six years, as asset allocations have gravitated to either fixed income, emerging markets, or recently to Europe. This trend makes the strong performance of the Russell small-cap indices during the current bull-market run all the more remarkable. With emerging markets such as China, Brazil and Russia struggling for growth, along with the uncertainties in the structural stability of the European Union, one has to opine that the United States offers a very compelling investment backdrop. A goldilocks scenario for domestic small-cap equities would be for steady GDP growth here in America, benign commodity inflation, and a modest increase in interest rates. We believe that this type of scenario might be enough for asset allocators to finally recognize the inherent attractiveness of the U.S. equity market and small-caps in particular. We are already seeing foreign strategic buyers snap up U.S. dollar based assets in the recent spate of merger activity. It’s clear to us that these foreign buyers recognize the intrinsic value of U.S. companies and the attractive outlook for dollar based assets.

You should carefully consider the investment objectives, potential risks, management fees and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-877-571-1492.

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Performance data current to the most recent month end may be obtained by calling 1-877-571-1492. The 1492 Small Cap Core Alpha Fund is distributed by Unified Financial Securities, 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208-4715. (Member FINRA)

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(For the periods ended May 31, 2015)

		Average Annual Returns
	6 months	1 Year	Since Inception December 29, 2011
1492 Small Cap Core Alpha Fund	1.32%	-4.01%	13.21%
Russell 2000 Index**	6.94%	11.32%	18.25%
Russell 2000 Growth Index**	10.48%	17.73%	20.17%

Total annual operating expenses as disclosed in the Fund’s prospectus dated March 20, 2015, were 3.84% of average daily net assets (1.13% after fee waiver/expense reimbursements by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs, taxes, acquired fund fees and expenses, and extraordinary litigation expenses do not exceed 1.10% of the Fund’s average daily net assets through March 31, 2016. Additional information pertaining to the Fund’s expense ratios as of May 31, 2015 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-571-1492.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**	The Russell 2000 Index and the Russell 2000 Growth Index (the “Indices”) are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-571-1492. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Comparison of the Growth of a $10,000 Investment in the 1492 Small Cap Core Alpha Fund,

the Russell 2000 Index and the Russell 2000 Growth Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on December 29, 2011 (commencement of Fund operations) and held through May 31, 2015. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-571-1492. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

1492 Small Cap Core Alpha Fund Holdings as of May 31, 20151

[1]	As a percentage of net assets.

The investment objective of the 1492 Small Cap Core Alpha Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1492 Small Cap Core Alpha Fund	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During the Period December 1, 2014 – May 31, 2015*
Actual	$1,000.00	$1,013.20	$5.52
Hypothetical** (5% return before expenses)	$1,000.00	$1,019.45	$5.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

1492 SMALL CAP CORE ALPHA FUND

SCHEDULE OF INVESTMENTS

May 31, 2015 – (Unaudited)

Shares	COMMON STOCKS – 87.50%	Fair Value
	Consumer Discretionary – 14.29%
3,740	Bob Evans Farms, Inc.	$171,778
4,348	Men’s Wearhouse, Inc./The	252,227
26,945	Skullcandy, Inc. *	202,088
6,151	Sonic Corp.	185,391

		811,484

	Consumer Staples – 3.71%
4,165	Nu Skin Enterprises, Inc. – Class A	210,749

	Financials – 12.95%
2,989	BofI Holding, Inc. *	281,444
14,589	Centerstate Banks, Inc.	180,758
10,642	Federated National Holding Co.	273,287

		735,489

	Health Care – 22.50%
6,250	Acorda Therapeutics, Inc. *	190,500
13,055	BioDelivery Sciences International, Inc. *	111,229
31,605	CAS Medical Systems, Inc. *	41,719
13,131	Keryx Biopharmaceuticals, Inc. *	136,562
1,109	Ligand Pharmaceuticals, Inc. – Class B *	97,714
42,243	NeoGenomics, Inc. *	225,155
15,417	Quality Systems, Inc.	244,205
10,635	Quidel Corp. *	230,460

		1,277,544

	Industrials – 14.26%
11,790	Briggs & Stratton Corp.	225,071
10,339	Euronav NV	141,231
19,090	Fly Leasing Ltd. ADR	296,277
4,657	TASER International, Inc. *	147,068

		809,647

See accompanying notes which are an integral part of these financial statements.

1492 SMALL CAP CORE ALPHA FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2015 – (Unaudited)

Shares	COMMON STOCKS – 87.50% – continued	Fair Value
	Information Technology – 12.65%
5,124	Microsemi Corp. *	$186,462
11,035	Radware Ltd. *	260,536
2,391	Synchronoss Technologies, Inc. *	105,300
6,239	VASCO Data Security International, Inc. *	166,207

		718,505

	Telecommunication Services – 7.14%
32,263	inContact, Inc. *	313,596
5,387	RingCentral, Inc. *	92,064

		405,660

	TOTAL COMMON STOCKS (Cost $4,923,450)	4,969,078

	MONEY MARKET SECURITIES – 9.47%
537,668	Fidelity Institutional Money Market Treasury Portfolio – Class I, 0.14% (a)	$537,668

	TOTAL MONEY MARKET SECURITIES (Cost $537,668)	537,668

	TOTAL INVESTMENTS – 96.97% (Cost $5,461,118)	5,506,746

	Other Assets in Excess of Liabilities – 3.03%	171,965

	TOTAL NET ASSETS – 100.00%	$5,678,711

(a)	Rate disclosed is the seven day yield as of May 31, 2015.

*	Non-income producing security.

ADR	– American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

1492 SMALL CAP CORE ALPHA FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015 – (Unaudited)

Assets
Investments in securities at fair value (cost $5,461,118)	$5,506,746
Receivable for fund shares sold	766
Receivable for investments sold	175,553
Dividends receivable	3,045
Receivable from Adviser	13,217
Prepaid expenses	5,844

Total Assets	5,705,171

Liabilities
Payable to administrator, fund accountant, and transfer agent	15,902
Payable to custodian	1,251
Payable to trustees	3,423
Other accrued expenses	5,884

Total Liabilities	26,460

Net Assets	$5,678,711

Net Assets consist of:
Paid-in capital	$5,339,373
Accumulated undistributed net investment loss	(57,056)
Accumulated undistributed net realized gain from investments	350,766
Net unrealized appreciation on investments	45,628

Net Assets	$5,678,711

Shares outstanding (unlimited number of shares authorized, no par value)	409,395

Net asset value (“NAV”) and offering price per share	$13.87

Redemption price per share (NAV * 98%) (a)	$13.59

(a)	The Fund charges a 2.00% redemption fee on shares redeemed in 60 days or less of purchase. Shares are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

1492 SMALL CAP CORE ALPHA FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2015 – (Unaudited)

Investment Income
Dividend income	$24,099

Total investment income	24,099

Expenses
Investment Adviser fee	27,999
Administration expenses	17,452
Fund accounting expenses	12,465
Transfer agent expenses	22,869
Legal expenses	14,145
Registration expenses	3,502
Custodian expenses	4,408
Audit expenses	7,634
Trustee expenses	7,216
Insurance expense	1,940
Pricing expenses	1,851
Report printing expense	4,651
CCO expense	4,262
Miscellaneous expenses	1,473

Total expenses	131,867

Fees waived and reimbursed by Adviser	(101,062)

Net operating expenses	30,805

Net investment loss	(6,706)

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	404,919
Net change in unrealized appreciation of investment securities	(327,349)

Net realized and unrealized gain on investments	77,570

Net increase in net assets resulting from operations	$70,864

See accompanying notes which are an integral part of these financial statements.

1492 SMALL CAP CORE ALPHA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014
Increase in Net Assets due to:
Operations
Net investment loss	$(6,706)	$(54,405)
Net realized gain on investment securities transactions	404,919	209,071
Net change in unrealized appreciation (depreciation) of investment securities	(327,349)	(920,377)

Net increase (decrease) in net assets resulting from operations	70,864	(765,711)

Distributions
From net realized gains	(259,512)	(236,089)

Total distributions	(259,512)	(236,089)

Capital Transactions
Proceeds from shares sold	386,505	5,347,922
Reinvestment of distributions	249,315	233,331
Amount paid for shares redeemed	(215,368)	(4,311,653)

Net increase in net assets resulting from capital transactions	420,452	1,269,600

Total increase in net assets	231,804	267,800

Net Assets
Beginning of period	5,446,907	5,179,107

End of period	$5,678,711	$5,446,907

Accumulated undistributed net investment loss included in net assets at end of period	$(57,056)	$(50,350)

Share Transactions
Shares sold	27,929	319,947
Shares issued in reinvestment of distributions	18,578	15,628
Shares redeemed	(15,446)	(281,388)

Net increase in shares outstanding	31,061	54,187

See accompanying notes which are an integral part of these financial statements.

1492 SMALL CAP CORE ALPHA FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013	For the Period Ended November 30, 2012(a)
Selected Per Share Data
Net asset value, beginning of period	$14.40		$15.98		$10.57	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		(0.13)		(0.09)	(0.08	)(b)
Net realized and unrealized gains (losses)	0.17		(0.73)		5.50	0.65	(c)

Total income (loss) from investment operations	0.16		(0.86)		5.41	0.57

Less distributions to shareholders:
From net investment income	—		—		— (d)	—
From net realized gain	(0.69)		(0.72)		—	—

Total distributions	(0.69)		(0.72)		—	—

Net asset value, end of period	$13.87		$14.40		$15.98	$10.57

Total Return(e)	1.32	%(f)	(5.56)%		51.21%	5.70	%(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$5,679		$5,447		$5,179	$2,697
Ratio of expenses to average net assets	1.10	%(h)	1.12	%(g)	1.10%	1.10	%(h)
Ratio of expenses to average net assets before waiver & reimbursement by Adviser	4.71	%(h)	3.83%		6.07%	13.85	%(h)
Ratio of net investment loss to average net assets	(0.24	)%(h)	(0.78)%		(0.78)%	(0.83	)%(h)
Portfolio turnover rate	124	%(f)	176%		104%	106	%(f)

(a)	For the period December 29, 2011 (commencement of operations) through November 30, 2012.
(b)	Per share amounts calculated using average shares method.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Distributions from net investment income resulted in less than $0.005 per share.
(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	Includes overdraft expense of 0.02%.
(h)	Annualized.

See accompanying notes which are an integral part of these financial statements.

1492 SMALL CAP CORE ALPHA FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2015 – (Unaudited)

NOTE 1. ORGANIZATION

The 1492 Small Cap Core Alpha Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on September 27, 2011. Prior to March 20, 2015 the Fund was known as the 1492 Small Cap Growth Fund and operated under a different investment strategy. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on December 29, 2011. The Fund’s investment adviser is 1492 Capital Management, LLC (the “Adviser”). The investment objective is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These polices are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholder on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

As of and during the period ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all

1492 SMALL CAP CORE ALPHA FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

May 31, 2015 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. For the period ended May 31, 2015, no redemption fees were collected.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

1492 SMALL CAP CORE ALPHA FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

May 31, 2015 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by

1492 SMALL CAP CORE ALPHA FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

1492 SMALL CAP CORE ALPHA FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$4,969,078	$—	$—	$4,969,078
Money Market Securities	537,668	—	—	537,668
Total	$5,506,746	$—	$—	$5,506,746

*	Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between fair value hierarchy levels during the period ended May 31, 2015.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the period ended May 31, 2015, the Adviser earned fees of $27,999 from the Fund before the reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, excluding brokerage fees and commissions, borrowing costs, taxes, acquired fund fees and expenses, and extraordinary litigation expenses so that total annual fund operating expenses do not exceed 1.10% of the Fund’s average daily net assets. The contractual agreement with respect to the Fund is in effect through March 31, 2016. For the period ended May 31, 2015, the Adviser waived fees and reimbursed expenses in the amount of $101,062. At May 31, 2015, the Adviser owed the Fund $13,217.

1492 SMALL CAP CORE ALPHA FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at May 31, 2015 are as follows:

Amount	Recoverable through November 30,
$201,074	2015
191,337	2016
189,225	2017
101,062	2018

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administration services, including all regulatory reporting and necessary office equipment and personnel. For the period ended May 31, 2015, HASI earned fees of $17,452 for administration services provided to the Fund. At May 31, 2015, the Fund owed HASI $5,785 for administration services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended May 31, 2015, HASI earned fees of $22,869 from the Fund for transfer agent services. For the period ended May 31, 2015, HASI earned fees of $12,465 from the Fund for fund accounting services. At May 31, 2015, the Fund owed HASI $5,985 for transfer agent services and $4,132 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the period ended May 31, 2015.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal Distributor of the Fund’s shares. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

1492 SMALL CAP CORE ALPHA FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 – (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended May 31, 2015, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases
U.S. Government Obligations	$—
Other	6,719,711
Sales
U.S. Government Obligations	$—
Other	6,975,196

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2015, Virginia P. Wright, directly and indirectly, owned cumulatively 40.41% of the Fund. As a result, Virginia P. Wright may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2015, the appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$273,813
Gross Depreciation	(308,458)

Net Appreciation (Depreciation) on Investments	$(34,645)

At May 31, 2015, the aggregate cost of securities for federal income tax purposes was $5,541,391.

1492 SMALL CAP CORE ALPHA FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2015 – (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

The tax character of distributions paid during the year ended November 30, 2014 and 2013 were as follows:

	2014	2013
Ordinary Income	$—	$409
Long-term Capital Gain	236,089	—

Total distributions paid	$236,089	$409

At November 30, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$291,837
Qualified late-year ordinary losses*	(56,555)
Unrealized appreciation (depreciation)	292,704

$527,986

At November 30, 2014, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales amounting to $80,273.

*	Qualified late-year ordinary losses are the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2015, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 571-1492 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by calling the Fund at (877) 571-1492 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Zachary P. Richmond, Chief Financial Officer

    and Treasurer

Latavia M. Evans, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

1492 Capital Management LLC

309 North Water Street, Suite 505

Milwaukee, WI 53202

www.1492Funds.com

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	7/23/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	7/23/2015

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	7/23/2015